Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

In this section, we provide information about the relationship between the compensation paid to our NEOs and the financial performance of the company, as required by SEC rules. The following table shows the past five fiscal years’ total compensation for our CEO and other NEOs (expressed as an average) as set forth in the Summary Compensation Table, the total compensation actually paid (CAP) to our CEO and other NEOs (expressed as an average), our TSR, our peer group’s TSR over the same period, our net income and our operating EPS.

Pay vs. Performance Table

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(6) ($)	Compensation Table Total for Non-CEO NEOs(2) ($)	Compensation Actually Paid to Non-CEO NEOs(2)(6) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income(4) ($) (in millions)	Operating Earnings Per Share(5) ($)

2025	16,037,850	16,650,230	4,011,901	4,192,747	97	159	2,998	3.42
2024	12,904,625	13,741,422	3,578,383	3,743,524	85	137	2,034	2.77
2023	6,278,835	2,851,310	2,525,850	1,690,381	71	111	1,962	1.95
2022	6,794,985	5,095,318	2,042,074	1,260,497	87	120	1,191	3.16
2021	8,161,083	7,796,007	5,002,308	4,186,674	108	118	3,399	2.89

(1)
The amounts in these columns reflect the Summary Compensation Table and CAP totals, respectively, for Mr. Blue for fiscal years 2021–2025. See footnote 6 below for additional information on how CAP is calculated.
(2)
The amounts in these columns reflect the average Summary Compensation Table and average CAP totals, respectively, for our non-CEO NEOs. For 2025, our non-CEO NEOs were Messrs Ridge, Brown, Baine and Carr. For 2024, our non-CEO NEOs were Messrs. Ridge, Brown and Baine and Ms. Diane Leopold. For 2023, our non-CEO NEOs were Messrs. Ridge, Brown, Baine, Mr. Daniel G. Stoddard and Ms. Leopold. For 2022, our non-CEO NEOs were Messrs. Ridge, Stoddard, Brown, Mr. James R. Chapman and Ms. Leopold. For 2021, our non-CEO NEOs were Messrs. Chapman, Stoddard, Brown, Mr. Thomas F. Farrell, II and Ms. Leopold. See footnote 6 below for additional information on how CAP is calculated.
(3)
The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of 2021 through the end of 2025 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P 500 Utilities Index.
(4)
As a result of the company’s accounting restatement, the amounts set forth for Net Income in 2023 and 2024 have been revised. For additional information, see the Recovery of Incentive Compensation section of the CD&A.
(5)
See Reconciliation of Reported Earnings (GAAP) to Operating Earnings (non-GAAP) in Appendix A.
(6)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay vs. Performance Table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value ($)	Deduct Stock Awards ($)	Add Pension Valuation Adjustment(a) ($)	Add Equity Award Adjustment(b) ($)	CAP ($)

2025	CEO	16,037,850	818,742	9,309,830	265,986	10,474,966	16,650,230
	Other NEOs	4,011,901	261,296	1,937,951	63,541	2,316,552	4,192,747

(a)
SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)

2025	CEO	265,986	0	265,986
	Other NEOs	63,541	0	63,541

(b)
SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards

Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2025	CEO	10,290,665	714,716	0	(530,415)	0	0	10,474,966
	Other NEOs	2,086,549	150,269	0	(20,310)	0	100,044	2,316,552

Company Selected Measure Name	OperatingEarnings PerShare
Named Executive Officers, Footnote	For 2025, our non-CEO NEOs were Messrs Ridge, Brown, Baine and Carr.	For 2024, our non-CEO NEOs were Messrs. Ridge, Brown and Baine and Ms. Diane Leopold.	For 2023, our non-CEO NEOs were Messrs. Ridge, Brown, Baine, Mr. Daniel G. Stoddard and Ms. Leopold.	For 2022, our non-CEO NEOs were Messrs. Ridge, Stoddard, Brown, Mr. James R. Chapman and Ms. Leopold.	For 2021, our non-CEO NEOs were Messrs. Chapman, Stoddard, Brown, Mr. Thomas F. Farrell, II and Ms. Leopold.
Peer Group Issuers, Footnote	The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of 2021 through the end of 2025 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P 500 Utilities Index.
Adjustment To PEO Compensation, Footnote
(6)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay vs. Performance Table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value ($)	Deduct Stock Awards ($)	Add Pension Valuation Adjustment(a) ($)	Add Equity Award Adjustment(b) ($)	CAP ($)

2025	CEO	16,037,850	818,742	9,309,830	265,986	10,474,966	16,650,230
	Other NEOs	4,011,901	261,296	1,937,951	63,541	2,316,552	4,192,747

(a)
SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)

2025	CEO	265,986	0	265,986
	Other NEOs	63,541	0	63,541

(b)
SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards

Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2025	CEO	10,290,665	714,716	0	(530,415)	0	0	10,474,966
	Other NEOs	2,086,549	150,269	0	(20,310)	0	100,044	2,316,552

Non-PEO NEO Average Total Compensation Amount	$ 4,011,901	$ 3,578,383	$ 2,525,850	$ 2,042,074	$ 5,002,308
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,192,747	3,743,524	1,690,381	1,260,497	4,186,674
Equity Valuation Assumption Difference, Footnote
(b)
SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards

Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2025	CEO	10,290,665	714,716	0	(530,415)	0	0	10,474,966
	Other NEOs	2,086,549	150,269	0	(20,310)	0	100,044	2,316,552

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Operating Earnings Per Share
Total Shareholder Return Vs Peer Group	CAP vs. TSR
Tabular List, Table

Most Important Performance Measures Table

The three items listed below represent the most important performance measures we used to link compensation actually paid to our NEOs for 2025 to company performance, as further described in the Annual Incentive Plan and the Long-Term Incentive Program sections of our CD&A.

Operating Earnings Per Share	Relative Total Shareholder Return	3-Year Cumulative Operating Earnings Per Share

Total Shareholder Return Amount	$ 97	85	71	87	108
Peer Group Total Shareholder Return Amount	159	137	111	120	118
Net Income (Loss)	$ 2,998,000,000	$ 2,034,000,000	$ 1,962,000,000	$ 1,191,000,000	$ 3,399,000,000
Company Selected Measure Amount	3.42	2.77	1.95	3.16	2.89
PEO Name	Mr. Blue	Mr. Blue	Mr. Blue	Mr. Blue	Mr. Blue
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Cumulative Operating Earnings Per Share
Mr. Blue [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,037,850	$ 12,904,625	$ 6,278,835	$ 6,794,985	$ 8,161,083
PEO Actually Paid Compensation Amount	16,650,230	$ 13,741,422	$ 2,851,310	$ 5,095,318	$ 7,796,007
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,474,966
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,290,665
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	714,716
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(530,415)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Blue [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(818,742)
PEO | Mr. Blue [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,986
PEO | Mr. Blue [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,986
PEO | Mr. Blue [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Blue [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,309,830)
PEO | Mr. Blue [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,474,966
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(261,296)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,541
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,541
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,937,951)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,316,552
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,086,549
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,269
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,310)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 100,044